Short-term Loans (Details) - Schedule of short-term loans - USD ($)		Dec. 31, 2019	Dec. 31, 2018
Short-term Debt [Line Items]
Total short-term loans		$ 8,309,098	$ 8,858,457
Deferred Financing Costs [Member]
Short-term Debt [Line Items]
Total short-term loans	[1]	(48,422)	(83,643)
China Merchants Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[2]	3,590,000	4,362,000
Beijing Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[3]	2,872,000	2,908,000
Bank Of Communications [Member]
Short-term Debt [Line Items]
Total short-term loans	[4]	718,000	1,454,000
Haikong Holdings Microfinance Co Ltd [Member]
Short-term Debt [Line Items]
Total short-term loans	[5]	172,320	218,100
Haikou United Bank [Member]
Short-term Debt [Line Items]
Total short-term loans	[6]	287,200
Hunyuan Rural Credit Cooperative Association [Member]
Short-term Debt [Line Items]
Total short-term loans	[7]	$ 718,000

[1]	In order to obtain the guarantees provided by the third-party guaranty company for the loans from BJB, Beijing REIT incurred valuation and assessment fees. The fee was recorded as deferred financing costs and is being amortized over the term of the associated loan.
[2]	In May 2018, Beijing REIT entered into a line of credit agreement with CMB. The agreement allows Beijing REIT to borrow a maximum of $4.4 million (RMB 30 million) loans out of this line of credit as working capital between May 3, 2018 and May 2, 2020. During 2018 and 2019, Beijing REIT entered into multiple loan agreements with CMB and the $4.4 million line of credit has been fully used. These loans have term varies from 8 to 12 months and bear fixed interest rates ranging from 5.655% to 10.530% per annum. All of these loans are guaranteed by a third-party guaranty company and the Chairman and Chief Executive Officer of the Company. Gu’an REIT also pledged its property with a carrying value of approximately $1.0 million (RMB 7.2 million) and land use rights with a carrying value of approximately $0.4 million (RMB 3.1million) as collaterals to further secure these loans. As of December 31, 2019, the outstanding balance of the loans was $3,590,000 (RMB 25 million). In April 2020, the loans were repaid in full through cash from operating activities and proceeds received from the buyer in connection with the discontinued operation of Gu’an REIT, and the pledged properties were released.
[3]	In February 2018, Beijing REIT entered into a line of credit agreement with BJB. The agreement allows Beijing REIT to borrow a maximum $2.9 million (RMB 20 million) loans out of this line of credit as working capital. Pursuit to the agreement, BEIT entered into three loan agreements in February, March and April, 2018 with BJB to borrow the full amount. These loans have a term of 12 months and bear fixed interest rates ranging from 5.22% to 5.4475% per annum. All these loans are guaranteed by a third-party guaranty company and the CEO and principal shareholders of the Company. These loans were fully repaid upon maturity. In fiscal 2019, pursuit to the agreement, Bejing REIT entered into four loan agreements in January, February, April and May, 2019 with BJB to borrow approximately $2.9 million (RMB 20 million) as working capital. These loans have a term of 12 months and bear fixed interest rate of 5.4400% per annum. All these loans are guaranteed by Beijing Zhongguancun Sci-tech Financing Guaranty Co., a third-party guaranty company. These loans were fully repaid upon maturity in January 2020 using the cash generated from the Company’s continuing operations.
[4]	In September 2018, Beijing REIT entered into a bank loan agreement with BOC to borrow approximately $1.5 million (RMB 10 million) as working capital for one year. The loan bears a fixed interest rate of 5.0025% per annum. The loan is also guaranteed by the principal shareholders of the Company and Beijing Zhongguancun Sci-tech Financing Guaranty Co., a third-party guaranty company. The loan was fully repaid upon maturity in 2019. In June and July 2019, Beijing REIT entered into two bank loan agreements with BOC to borrow approximately $1.5 million (RMB 10 million) as working capital for six and seven months. The loans bear a fixed interest rate of 5.0025% per annum. These loans are also guaranteed by the principal shareholders of the Company and Beijing Zhongguancun Sci-tech Financing Guaranty Co., a third-party guaranty company. The Company repaid approximately $0.7 million (RMB 5 million) before December 31, 2019 and the outstanding loan balance as of December 31, 2019 was $718,000 (RMB 5 million), which was repaid in full upon maturity in 2020 using the cash generated from the Company’s continuing operations.
[5]	In December 2018, REIT Changjiang entered into a loan agreement with HHMC to borrow approximately $0.22 million (RMB 1.5 million) as working capital for one year. The loan bears a fixed interest rate of 19.2% per annum. REIT Changjiang pledged its property with a carrying value of approximately $0.2 million (RMB 1.4 million) as collateral. The loan is also guaranteed by the CEO and principal shareholders of the Company. The Company repaid approximately $0.04 million (RMB 0.3 million) in December 2019. For the remaining balance of $0.17 million (RMB 1.2 million), the Company entered into a loan extension agreement with HHMC to extend the repayment date to November 11, 2020 with a fixed interest rate of 16‰ per month before May 11, 2020, and a fixed interest rate of 2% per month from May 11,2020 to the actual repayment date.
[6]	In December 2019, REIT Construction entered into a bank loan agreement with CCCA to borrow approximately $0.3 million (RMB 2 million) as working capital for six months. The loan bears a fixed interest rate of 8.5% per annum and is guaranteed by REIT Changjiang. Immediately before the loan maturity date, the Company entered into a loan extension agreement with CCCA to extend the loan repayment date to March 31, 2021.
[7]	In December 2019, REIT Datong Ruisheng entered into a bank loan agreement with Hunyuan Rural Credit Cooperative Association to borrow approximately $0.7 million (RMB 5 million) as working capital for one year. The loan bears a fixed interest rate of 8.04% per annum. The loan is guaranteed by Beijing REIT.